Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Addition to the Transactions Disclosed Elsewhere in these Consolidated Financial Statements	In addition to the transactions disclosed elsewhere in these consolidated financial statements, the Group had the following transactions with related parties during the years:
		For the year ended December 31,
	Notes	2025	2024	2023
		US$	US$	US$
Insurance commission received from immediate holding company and a fellow subsidiary	(i)	—	41	48

Digital solutions and other services income from immediate holding company	(i)	2,565	2,564	2,554

Advertising and marketing services from immediate holding company	(i)	2,726	2,888	2,726

Administrative service fee paid to immediate holding company	(iii)	4,618	4,615	4,597

Interest income from immediate holding company	(iv)	31,638	16,828	10,489

Stock-borrowing charges to immediate holding company	(iii)	737	—	—

Treasury shares repurchased from immediate holding company	26	—	—	40,000

Acquisition of WME Assets from immediate holding company	(ii)(a)	—	—	268,000

Disposal of financial assets at FVTPL to immediate holding company	(ii)(b)	—	—	80,155

Deposits paid for the acquisitions on behalf of a fellow subsidiary		82,609	—	—
(i)	The terms of these services were comparable to the fee and conditions offered to the customers of the Group.

(ii)	a. In 2023, the Group acquired 100% interest in WME Assets from the immediate holding company at a consideration of US$268,000.

b.	In 2023, the Group disposed financial assets at FVTPL to the immediate holding company at a consideration of US$80,155.

(iii)	The staff costs and premises cost was recharged by the immediate holding company based on actual usage. Starting from July 2022, the immediate holding company charged a fixed service fee of HK$9 million per quarter for other administrative expenses.

(iv)	The transaction represented the interest income charged at 2% per annum on the outstanding amount due from the immediate holding company which was payable on demand.

Schedule of Compensation of Key Management	Compensation of key management personnel of the Group:
	For the year ended December 31,
	2025	2024	2023
	US$	US$	US$
Total remuneration	558	898	1,465